Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock Series A Convertible Preferred Stock	Preferred Stock Series B Convertible Preferred Stock	Preferred Stock Series A and B Convertible Preferred Stock	Preferred Stock	Common stock Public offering	Common stock At-the-market sales	Common stock Series A Convertible Preferred Stock	Common stock Series B Convertible Preferred Stock	Common stock	Additional Paid-in Capital. Public offering	Additional Paid-in Capital. At-the-market sales	Additional Paid-in Capital.	Accumulated Other Comprehensive Income	Accumulated Deficit	Public offering	At-the-market sales	Total
Balance at Dec. 31, 2019												$ 306,115,000		$ (260,370,000)			$ 45,745,000
Balance (in shares) at Dec. 31, 2019									1,745,264
Increase (decrease) in stockholders' equity
Share-based compensation - stock options and RSUs												2,818,000					2,818,000
Issuance of common stock										$ 48,435,000					$ 48,435,000
Issuance of common stock (in shares)					431,250
Issuance of common stock upon exercise of options												610,000					610,000
Issuance of common stock upon exercise of options (in shares)									12,586
Warrants issued in connection with long-term debt												3,570,000					3,570,000
Net loss														(51,853,000)			(51,853,000)
Balance at Dec. 31, 2020												361,548,000	$ 3,000	(312,223,000)			49,328,000
Balance (in shares) at Dec. 31, 2020									2,189,100
Increase (decrease) in stockholders' equity
Share-based compensation - stock options and RSUs												3,338,000					3,338,000
Issuance of common stock										$ 11,898,000	$ 9,266,000				11,898,000	$ 9,266,000
Issuance of common stock (in shares)					666,666	3,457
Issuance of common stock upon exercise of options												75,000					75,000
Issuance of common stock upon exercise of options (in shares)									3,160
Vesting of RSUs (in shares)									3,096
Warrants issued in connection with long-term debt												1,080,000					1,080,000
Net loss														(71,067,000)			(71,067,000)
Balance at Dec. 31, 2021												387,205,000		(383,290,000)			3,915,000
Balance (in shares) at Dec. 31, 2021									60,698
Increase (decrease) in stockholders' equity
Share-based compensation - stock options and RSUs												764,000					764,000
Issuance of common stock											348,000					348,000
Issuance of common stock (in shares)						512
Issuance of common stock upon exercise of options (in shares)			4,850
Conversion of convertible preferred stock (in shares)							6,063
Vesting of RSUs				$ (2,425)
Vesting of RSUs (in shares)									35
Net loss														(10,385,000)			(10,385,000)
Balance at Mar. 31, 2022												388,317,000		(393,675,000)			(5,358,000)
Balance (in shares) at Mar. 31, 2022				2,425					67,308
Balance at Dec. 31, 2021												387,205,000		(383,290,000)			3,915,000
Balance (in shares) at Dec. 31, 2021									60,698
Balance at Jun. 30, 2022												401,212,000		(398,843,000)			2,369,000
Balance (in shares) at Jun. 30, 2022									247,202
Balance at Dec. 31, 2021												387,205,000		(383,290,000)			3,915,000
Balance (in shares) at Dec. 31, 2021									60,698
Increase (decrease) in stockholders' equity
Net loss																	(21,481,000)
Balance at Sep. 30, 2022												401,748,000		(404,773,000)			(3,025,000)
Balance (in shares) at Sep. 30, 2022									780,535
Balance at Dec. 31, 2021												387,205,000		(383,290,000)			3,915,000
Balance (in shares) at Dec. 31, 2021									60,698
Increase (decrease) in stockholders' equity
Share-based compensation - stock options and RSUs												2,492,000					2,492,000
Fractional shares retired as a result of reverse split									(11)
Issuance of common stock					$ 3,000	$ 1,000					13,456,000				$ 3,000	13,457,000
Issuance of common stock (in shares)					26,666,666	12,655,773
Conversion of convertible preferred stock (in shares)	(2,425)	(2,425)	4,850				303,125	303,125
Vesting of RSUs (in shares)									6,555
Net loss														(25,412,000)			(25,412,000)
Balance at Dec. 31, 2022												403,157,000		(408,702,000)			(5,545,000)
Balance (in shares) at Dec. 31, 2022									859,402
Balance at Mar. 31, 2022												388,317,000		(393,675,000)			(5,358,000)
Balance (in shares) at Mar. 31, 2022				2,425					67,308
Increase (decrease) in stockholders' equity
Share-based compensation - stock options and RSUs												669,000					669,000
Issuance of common stock											12,226,000					12,226,000
Issuance of common stock (in shares)						173,750
Conversion of convertible preferred stock (in shares)		(2,425)						6,062
Vesting of RSUs (in shares)									82
Net loss														(5,168,000)			(5,168,000)
Balance at Jun. 30, 2022												401,212,000		(398,843,000)			2,369,000
Balance (in shares) at Jun. 30, 2022									247,202
Increase (decrease) in stockholders' equity
Share-based compensation - stock options and RSUs												536,000					536,000
Issuance of common stock (in shares)									533,333
Net loss														(5,930,000)			(5,930,000)
Balance at Sep. 30, 2022												401,748,000		(404,773,000)			(3,025,000)
Balance (in shares) at Sep. 30, 2022									780,535
Balance at Dec. 31, 2022												403,157,000		(408,702,000)			(5,545,000)
Balance (in shares) at Dec. 31, 2022									859,402
Increase (decrease) in stockholders' equity
Share-based compensation - stock options and RSUs												498,000					498,000
Issuance of common stock											1,003,000					1,003,000
Issuance of common stock (in shares)						72,699
Net loss														(5,389,000)			(5,389,000)
Balance at Mar. 31, 2023												404,658,000		(414,091,000)			(9,433,000)
Balance (in shares) at Mar. 31, 2023									932,101
Balance at Dec. 31, 2022												403,157,000		(408,702,000)			(5,545,000)
Balance (in shares) at Dec. 31, 2022									859,402
Increase (decrease) in stockholders' equity
Net loss																	(9,995,000)
Balance at Sep. 30, 2023												406,288,000		(418,699,000)			(12,411,000)
Balance (in shares) at Sep. 30, 2023									2,277,657
Balance at Mar. 31, 2023												404,658,000		(414,091,000)			(9,433,000)
Balance (in shares) at Mar. 31, 2023									932,101
Increase (decrease) in stockholders' equity
Share-based compensation - stock options and RSUs												$ 482,000					$ 482,000
Fractional shares retired as a result of reverse split												13,000					13,000
Issuance of common stock											$ 652,000					$ 652,000
Issuance of common stock (in shares)					95,000	105,342
Exercise of pre-funded warrants (in shares)									508,286
Vesting of RSUs (in shares)									76
Net loss														(3,809,000)			$ (3,809,000)
Balance at Jun. 30, 2023												$ 405,779,000		(417,900,000)			(12,121,000)
Balance (in shares) at Jun. 30, 2023									1,640,805
Increase (decrease) in stockholders' equity
Share-based compensation - stock options and RSUs												439,000					439,000
Issuance of common stock												70,000					70,000
Issuance of common stock (in shares)									29,842
Exercise of pre-funded warrants (in shares)									607,000
Vesting of RSUs (in shares)									10
Net loss														(799,000)			(799,000)
Balance at Sep. 30, 2023												$ 406,288,000		$ (418,699,000)			$ (12,411,000)
Balance (in shares) at Sep. 30, 2023									2,277,657